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March 8, 2013

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attn: Larry L. Greene

Re:                 Preliminary Proxy Materials for
Morgan Stanley Institutional Fund, Inc. (the “Fund”), on behalf of its
Select Global Infrastructure and International Real Estate Portfolios

Dear Mr. Greene:

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and Rule 14a-6(b) of the General Rules and Regulations promulgated thereunder, the Fund hereby files via EDGAR a copy of the preliminary proxy materials for the Fund’s Special Meeting of Shareholders.  No filing fee is required in connection with this filing.

If you have any questions regarding the foregoing, please do not hesitate to contact me at 212.649.8796 (tel) or 212.698.3599 (fax) or Daniel E. Burton of Morgan Stanley at 212.296.6980 (tel) or 212.507.8589 (fax).

Very truly yours,

/s/ Kristin M. Hester
Kristin M. Hester

Enclosures